Pension and Other Employee Obligations - Schedule of Changes in the Defined Benefit Obligation and Planned Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning	$ 1,459,979	$ 1,174,807
Current service cost	394,636	286,420
Actuarial gain due to changes in financial assumptions	279,938	360,625
Payment made	(157,519)	(293,684)
Foreign currency translation differences for foreign operations	(34,583)	(68,189)
Ending	1,942,451	1,459,979
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning	118,121	123,845
Gain from plan assets	6,455	3,287
Actuarial gain due to changes in financial assumptions	(4,894)	(1,919)
Foreign currency translation differences for foreign operations	(2,914)	(7,092)
Ending	$ 116,768	$ 118,121